Flooding in Thailand - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	¥ 19,662
Net gain recognized as a result of excess insurance recovery over the flooding loss in Thailand	5,932
Thailand
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	17,269
Thailand | Property Plant and Equipment
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	13,730
Thailand | Inventories
Unusual or Infrequent Item [Line Items]
Recognized loss due to flooding	¥ 3,539